UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:09/30/2011

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Drozdowski
Title: Chief Compliance Officer
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Douglas Drozdowski	Wellesley, MA   11/02/2011
[Signature]		[City, State]	[Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-_______________       ________________________________

[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  107

Form 13F Information Table Value Total:  $213061
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name

______     28-_________________        ___________________
[Repeat as necessary.]



Quantity	Security	Cusip		Value
34336		3m Company	88579Y101	2465000
59833		Abbott Lab	002824100	3060000
532626		Acme Packet 	004764106	22685000
2845		Allergan Inc	008252108	234000
4330		Amgen		018490102	238000
4490		Anadarko Pete 	032511107	283000
7862		Apple Computer	037833100	2998000
5260		Aptargroup Inc	038336103	235000
88119		AT&T Inc Com	00206R102	2513000
13344		Bank of America 060505104	82000
4		Berkshire Hthwy	084670207	427000
25297		Bhp BillitonADR	088606958	1681000
106375		Bristol Myers	110122108	3338000
7205		Campbell's Soup	134429109	233000
4837		Caterpillar 	149123101	357000
45550		Chevron Texaco 	166764100	4217000
25987		Cisco Sys Inc	17275r102	403000
9347		Citigroup Inc	172967101	239000
41404		Clorox		189054109	2746000
52744		Coca Cola	191216100	3563000
42638		Colgate Palm	194162103	3781000
38729		Conocophillips	20825C104	2452000
43594		Consol Edison 	209115104	2486000
15900		CSX Corp	126408ga5	297000
12697		CVS Caremark 	126650100	426000
60380		Dean Foods	242370104	536000
8155		Disney Walt Co.	254687106	246000
60566		Dupont		263534109	2421000
11805		EV Risk Mgd Div	27829g106	129000
33612		EV Tax Mgd Glbl	27829F108	269000
55359		Energy Transfer	29273R109	2270000
30725		Exxon Mobil 	30231G102	2232000
29665		General Dyn	369550108	1688000
170033		General Elec	369604103	2588000
486		Google Inc 	38259p508	250000
10000		Hnghm Inst Svgs 433323102	477000
85446		Home Depot	437076102	2809000
60670		Honeywell 	438516106	2664000
150574		Intel Corp	458140100	3212000
36269		IBM		459200101	6342000
77904		Intl Paper 	464285105	1811000
12400		Ishr Comex Gold	464285105	196000
30050		Ishr MSCI Japan	464286848	284000
22741		Ishr S&PGSCICom	464287168	687000
219898		Ishr DJ Sel Div 464287168	10608000
10797		Ishr DJ US Egy 	464287796	366000
61458		Ishr MSCI Eafe	464287465	2936000
42100		Ishr MSCI Em Mk	464287234	1478000
171035		IshrRsl 1000 Gr	464287614	8993000
21110		IshrRsl 1000Idx 464287622	1320000
71436		IshrRsl 1000Val 464287598	4043000
31989		IshrRsl 2000Gr 	464287648	2350000
30212		IshrRsl 2000Idx 464287655	1943000
17227		IshrRsl 2000Val 464287630	982000
9844		IshrRsl 3000Idx 464287689	657000
19947		IshrRsl MC Grw  464287481	990000
16660		IshrRsl MC Val  464287473	642000
9737		IshrS&P 500 Idx 464287953	1107000
16637		IshrS&P MC 400  464287507	1298000
359777		IshrS&P US Pfd  464288687	12812000
66042		Johnson&Johnson	478160104	4206000
11832		JP Morgan Chase 46625H100	356000
38680		Kimberly-Clark	494368103	2747000
6533		Kinder Morgan   494550106	447000
7430		Lexmark Intl 	529771107	201000
45061		McDonalds Corp.	580135101	3957000
11535		Merck & Co.	589331107	377000
208967		Nasdaq Prem Inc 63110r105	2702000
10240		Occidental Pet  674599105	732000
26547		Oracle Corp	68389X105	763000
66737		Paychex		704326107	1760000
11184		Pwrshr Db Com   73935s105	288000
15470		Pwrshr ETF Wil 	73935x161	84000
24507		Pwrshr QQQ Tr 	73935A104	1286000
87558		Procter& Gamble	742718109	5532000
6780		Prshr Ultra QQQ 74347r206	495000
6879		RoyalDutch Rp A 780259206	423000
4555		RoyalDutch ADR	780259107	283000
20894		Rydex ETFS&P500	78355W106	865000
27764		Sanmina Corp	800907206	185000
31780		Spdr BenInt Fin 78355W205	375000
13658		Spdr BenIntTech	81369Y803	322000
47909		Southern Co.	842587107	2030000
8214		SPDR DJ 	78467x109	895000
7054		SPDR S&P MC 400	78467Y107	1003000
22599		SPDR DJ Wilshr  78464A805	1902000
5445		SPDR S&P Div  	78464A763	264000
95074		Sysco Corp.	871829107	2462000
8500		Thomas & Betts  884315102	339000
44687		Travelers Inc.	89417E109	2178000
22037		Unilever NV New	904784709	694000
68451		Unilever ADR	904767704	2135000
39185		UnitedParcelSvc 911312106	2475000
31918		United Techn 	913017109	2246000
6253		Vgd Emg Mkts 	922042858	224000
4301		Vgd Idx Fds  	922908736	219000
64901		Waste Mgmtt	94106l109	2113000
11511		WT Defa Fd	97717W695	458000
24416		WT Div 100 	97717W406	1145000
15698		WT HY Equity 	97717W208	605000
5950		WT Intl Div100 	97717W786	227000
20201		WT Intl LC Div 	97717W794	767000
16173		WT Intl MC Div 	97717W778	690000
282483		WT LC Div 	97717w309	12421000
22725		WT MC Div 	97717W778	1048000
24159		WT Total Div 	97717W109	1060000